Shareholder's Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Common stock, shares outstanding	113,643,166	113,518,212
Common shares and operating partnership units outstanding	117,834,752	117,738,615
Treasury Stock, Shares, Acquired	47,956	22,067
Preferred Stock, Liquidation Preference, Value	$ 43,400,000
Preferred Stock, Liquidation Preference Per Share	$ 50.00
Preferred Stock, Redemption Date	Oct. 01, 2026
Preferred Stock, Redemption Price Per Share	$ 50.00
Preferred Stock, Dividend Rate, Percentage	8.50%
Preferred Stock, Dividend Rate, Per-Dollar-Amount	$ 4.25
Dividend And Distribution Reinvestment And Share Purchase Plan
Stockholders Equity Note [Line Items]
Common stock issued for shareholders to reinvest distributions (shares)	9,568	7,906	8,562
Dividend And Distribution Reinvestment And Share Purchase Plan | Minimum
Stockholders Equity Note [Line Items]
Optional cash investments in common shares	$ 250
Dividend And Distribution Reinvestment And Share Purchase Plan | Maximum
Stockholders Equity Note [Line Items]
Optional cash investments in common shares	$ 5,000
Common stock registered for Dividend and Distribution Reinvestment and Share Purchase Plan (shares)	9,600,000
Discount rate on sale of common stock (percent)	5.00%
Parent Company [Member]
Stockholders Equity Note [Line Items]
Preferred Stock, Shares Outstanding	867,846	867,846
Common stock, shares outstanding	113,643,166	113,518,212
Percentage of Operating Partnership net income (percent)	96.40%	95.00%	94.80%
Noncontrolling Interest in Joint Ventures	$ 2,306,000	$ 2,306,000
Common stock registered for Dividend and Distribution Reinvestment and Share Purchase Plan (shares)	145,000,000	145,000,000
Proceeds from Issuance of Common Stock	$ 1,557,000	$ 291,000	$ 622,000
Proceeds from Stock Options Exercised	$ 432,000	$ 0	$ 420,000
Preferred Stock, Liquidation Preference Per Share	$ 50	$ 50
Employee Stock Option [Member]
Stockholders Equity Note [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	108,438	147,282
Proceeds from Stock Options Exercised	$ 400,000	$ 0
Noncontrolling Interest
Stockholders Equity Note [Line Items]
Common Shares Issuable Upon Conversion Of Convertible Stock	4,191,586	4,220,403
Limited Partners' Capital Account	$ 421,500,000	$ 413,300,000
Redeemable Capital Shares Par Or Stated Value Per Share	$ 100.56	$ 97.92
Percentage of Operating Partnership net income (percent)	3.60%	5.00%	5.20%